Note 13 - Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
As at March 31, 2019
	Goodwill	Brand	Technology 1	Customer relationships	Sales networks and affinity relationships	Other	Total
Cost:
Opening balance - April 1, 2018	$300,673	$30,205	$80,401	$18,027	$51,963	$495	$481,764
Acquisition	40,630	3,000	-	12,600	-	-	56,230
Assets held for sale	-	-	(2,453)	-	-	(3)	(2,456)
Additions	-	-	38,383	-	-	-	38,383
Exchange differences	(1,382)	1,100	1,332	623	1,890	(439)	3,124
Ending balance, March 31, 2019	339,921	34,305	117,663	31,250	53,853	53	577,045

Accumulated amortization:
Opening balance - April 1, 2018	-	-	(36,309)	(1,309)	(42,220)	-	(79,838)
Assets held for sale	-	-	18	-	-	2	20
Amortization charge for the year	-	(100)	(14,927)	(1,018)	(6,610)	-	(22,655)
Exchange differences	-	-	1,883	(2,142)	(1,657)	-	(1,916)
Ending balance, March 31, 2019	-	(100)	(49,335)	(4,469)	(50,487)	2	(104,389)

Net book value, March 31, 2019	$339,921	$34,205	$68,328	$26,781	$3,366	$55	$472,656
As at March 31, 2018
	Goodwill	Brand	Technology	Customer relationships	Sales network and affinity relationships	Other	Total
Cost:
Opening balance - April 1, 2017	$289,201	$31,154	$48,525	$-	$53,595	$-	$422,475
Acquisition of a subsidiary	14,699	-	1,409	17,387	-	347	33,842
Additions	-	-	30,938	-	-	-	30,938
Exchange differences	(3,227)	(949)	(471)	640	(1,632)	148	(5,491)
Ending balance, March 31, 2018	300,673	30,205	80,401	18,027	51,963	495	481,764

Accumulated amortization:
Opening balance - April 1, 2017	-	-	(27,641)	-	(36,847)	-	(64,488)
Amortization charge for the year	-	-	(8,924)	(1,309)	(6,466)	-	(16,699)
Exchange differences	-	-	256	-	1,093	-	1,349
Ending balance, March 31, 2018	-	-	(36,309)	(1,309)	(42,220)	-	(79,838)
Net book value, March 31, 2018	$300,673	$30,205	$44,092	$16,718	$9,743	$495	$401,926